Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands		Total	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (loss)	Total before Non- controlling interest	Non- controlling Interest	General Partner and IDRs [1]	Common Units Limited Partner	Subordinated Units Limited Partner
Balance at beginning of the period at Dec. 31, 2013		$ 570,127		$ (2,394)	$ 499,350	$ 70,777	$ 19,234	$ 475,610	$ 6,900
Increase (Decrease) in Partners' Capital
Net income		184,735			174,154	10,581	23,908	111,351	38,895
Partners' Capital Account, Distributions	[2]	140,142			140,142		9,833	96,577	33,732
Non-controlling interest dividends		(13,740)				(13,740)
Other comprehensive income (loss)		308		308	308
Contribution to equity		451			451		11	440
Balance at end of the period at Dec. 31, 2014		601,739		(2,086)	534,121	67,618	33,320	490,824	12,063
Increase (Decrease) in Partners' Capital
Net income		172,683			162,136	10,547	18,469	106,476	37,191
Partners' Capital Account, Distributions	[2]	152,898			152,898		11,496	104,797	36,605
Non-controlling interest dividends		(11,400)				(11,400)
Other comprehensive income (loss)		(7,639)		(7,639)	(7,639)
Common units repurchased and canceled		(5,970)			(5,970)			(5,970)
Balance at end of the period at Dec. 31, 2015		596,515		(9,725)	529,750	66,765	40,293	486,533	12,649
Increase (Decrease) in Partners' Capital
Net income		185,742			172,171	13,571	23,135	139,948	9,088
Partners' Capital Account, Distributions	[2]	154,668			154,668		11,846	124,400	18,422
Non-controlling interest dividends		(12,360)				(12,360)
Other comprehensive income (loss)		4,672		4,672	4,672
Common units repurchased and canceled		(495)			(495)			(495)
Conversion of subordinated units	[3]							3,315	(3,315)
Grant of unit options			$ 23					23
Exchange of IDRs (see note 28)		(15,000)			(15,000)		(640)	(14,360)
Balance at end of the period at Dec. 31, 2016		$ 604,429		$ (5,053)	$ 536,453	$ 67,976	$ 50,942	$ 490,564	$ 0

[1]	As of December 31, 2016, the carrying value of the equity attributable to the IDR holders was $32.5 million (2015: $21.5 million)
[2]	This includes cash distributions to IDR holders for the years ended December 31, 2016, 2015 and 2014 of $8.8 million, $8.7 million and $5.6 million, respectively.
[3]	the subordination period set forth in the definition of "Subordination Period" contained in the Partnership Agreement were satisfied, and on June 30, 2016, all 15,949,831 subordinated units (all of which were held by Golar) converted into common units on a one-for-one basis. As of December 31, 2016, there are no subordinated units.